Financial instruments and financial risk management - Statement of financial position (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and financial risk management
Financial assets and liabilities	$ 124,783,853	$ 7,716,095
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets and liabilities	127,126,440	8,143,357
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	63,250	63,250
Trade receivable
Financial instruments and financial risk management
Financial assets and liabilities	162,315	148,901
Trade payables and accrued liabilities
Financial instruments and financial risk management
Financial assets and liabilities	(1,921,536)	(81,700)
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	$ (646,616)	$ (557,713)